UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2011

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             02/13/2012
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     24
Form 13F Information Table Value Total:               $155,480
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/2011


                         TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  -----  ------  ----

Anheuser-Busch
  InBev NV ADS		SPONSORED ADR	03524a108     4748    77850	SH	 Sole				   77850
Apple Inc		COM		037833100     8079    19947	SH	 Sole				   19947
Arcos Dorados
  Holdings Inc		CL A		g0457f107     2462   119900	SH	 Sole				  119900
CBOE Holdings Inc	COM		12503m108     2648   102400	SH	 Sole				  102400
Celgene Corp		COM		151020104     5084    75200	SH	 Sole				   75200
ConocoPhillips		COM		20825C104     5604    76900	SH	 Sole				   76900
Global X Silver Miners	SILVER MNR ETF	37950e853     2706   128150	SH	 Sole				  128150
IBM Corp		COM		459200101    10723    58316	SH	 Sole				   58316
Macy's Inc.		COM		55616p104     2375    73800	SH	 Sole				   73800
Powershares QQQ Tr	UNIT SER 1	73935a104     3046    54550	SH	 Sole				   54550
Retail SPDR		S&P RETAIL ETF	78464a714     7835   149100	SH	 Sole				  149100
S&P MidCap 400 SPDR 	UTSER1 S&PDCRP	78467y107    18184   114011	SH	 Sole				  114011
United Technologies	COM		913017109     5087    69600	SH	 Sole				   69600
Universal Health Svcs	CL B		913903100     2677    68900	SH	 Sole				   68900
Verizon Communications	COM		92343V104     6174   153900	SH	 Sole				  153900
Waste Connections Inc	COM		941053100     4887   147451	SH	 Sole				  147451
iShares Brclys 1-3
  Yr Credit B		BARCLYS 1-3YR	464288646     4012    38500	SH	 Sole				   38500
iShares Brclys
  Aggregate Bd Fd	BARCLYS US AGG	464287226    12897   116980	SH	 Sole				  116980
iShares Gold Trust	ISHARES		464285105     4019   263900	SH	 Sole				  263900
iShares High
  Yield Corp Bond F	HIGH YLD CORP	464288513     6336    70845	SH	 Sole				   70845
iShares MSCI Emrg Mkts	MSCI EMERG MKT	464287234     9739   256700	SH	 Sole				  256700
iShares Russell 2000	RUSSELL 2000	464287655    16566   224625	SH	 Sole				  224625
iShares S&P
  100 Index Fd		S&P 100 IDX FD	464287101     1206    21150	SH	 Sole				   21150
iShares US Real Estate	DJ US REAL EST	464287739     8388   147650	SH	 Sole				  147650

REPORT SUMMARY 	24	DATA RECORDS	            155480	    0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
